INVENTORY	12 Months Ended
Dec. 31, 2024
INVENTORY
INVENTORY

NOTE 7 - INVENTORY:

	December 31,
	2024	2023

	U.S. dollars in thousands
Raw materials	513	828
Work in progress	308	233
Finished goods	2,830	3,328
	3,651	4,389

During the years ended December 31, 2024, 2023, and 2022, the Company recognized amounts of $3.4 million, $4.4 million, and $9.7 million respectively, in inventory cost as part of cost of revenues.

The amounts recognized include write-downs of inventories to net realizable value amounted to $0.2 million in 2024, $1.3 million in 2023, and $2.4 million in 2022. These were recognized as an expense, included in cost of revenues in the Consolidated Statements of Comprehensive Income (Loss).